Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Sep. 16, 2016
Document Effective Date	Sep. 16, 2016
Prospectus Date	Aug. 01, 2016
Walden Midcap Fund | Walden Midcap Fund
Prospectus:
Trading Symbol	WAMFX
Walden SMID Cap Fund | Walden SMID Cap Fund
Prospectus:
Trading Symbol	WASMX